Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Costs
The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to the Company’s operating lease for the years ended December 31, 2018 and 2019 (in thousands):

	FOR THE YEARS ENDED DECEMBER 31,
	2018	2019
Lease cost
Operating lease cost	$215	$278
Variable payments	—	—
Total lease cost	$215	$278
Other information
Operating lease payments	$211	$278
Remaining lease term	4.0 years	2.9 years
Discount rate	8.44%	8.02%

Maturity of Lease Liability
As of December 31, 2019, future discounted lease payments under all lease arrangements accounted for under ASC 842 were as follows (in thousands):

MATURITY OF LEASE LIABILITY
2020	$468
2021	482
2022	498
Total lease payments	1,448
Less: imputed interest	(173)
Total operating lease liabilities	$1,275
Included in the consolidated balance sheet:
Current portion of lease liabilities	$376
Lease liabilities	899
Total operating lease liabilities	$1,275

Future Payments Under Loan Obligation	Future payments under the Company’s loan obligation as of December 31, 2019, are as follows:

2020	$65
2021	65
2022	65
Total payments	$195